Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Compensation Expenses of Key Management Personnel

The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Short-term employee benefits	¥1,135	¥1,157	¥1,161
Share-based compensation	295	204	214

Key management personnel of entity or parent [member]
Transaction Amounts with Related Party

	At March 31,
	2018	2017
	(In millions)
Assets:
Loans and advances	¥2	¥29

Liabilities:
Deposits	¥1,612	¥2,878
Others	94	110

Associates, joint ventures, and other entities [Member]
Transaction Amounts with Related Party

The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:

Transactions with associates, joint ventures and other entities

	At March 31,
	2018	2017
	(In millions)
Assets:
Loans and advances	¥222,890	¥219,680
Others	39,254	13,807

Liabilities:
Deposits	¥267,289	¥143,801
Others	29,049	46,486

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Income statement:
Income (interest income, fee and commission income, and others)	¥15,665	¥17,433	¥34,135
Expense (interest expense and others)	15,601	17,411	19,169